Share Capital (Tables)	12 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Schedule of Share Capital
	June 30, 2025		June 30, 2024
	Number of		Number of
	shares*	Amount	shares*	Amount
		RM		RM
Issued and fully paid ordinary shares
As at end of the year	1,765,256	23,308,795	1,765,256	23,308,795

*	Retrospectively restated for effect of reverse share split.